Description of Plan - Additional Information (Details) - EBP 001	1 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2025 USD ($)	Dec. 31, 2023	Oct. 31, 2023	Dec. 31, 2025 USD ($) Age	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
EBP, Description of Plan [Line Items]
Mandatory distribution limits				$ 7,000	$ 7,000	$ 5,000
Transferred into the plan	$ 1,293,472			1,293,472
Participant account balances were transferred into the plan				$ 91,013,742	76,249,763
Maximum annual compensation to total compensation, percentage				80.00%
Employee benefit plan minimum age limit eligible to make contributions | Age				50
EBP, participant contribution, automatic, deferral rate		6.00%	4.00%
Employer matches participant contributions, percentage				50.00%
Percentage of compensation				6.00%
Maximum employer match percentage of compensation				3.00%
Forfeited non-vested accounts				$ 133,979	$ 76,789
Forfeited non-vested accounts used to pay administrative expenses of the Plan				110,882
Minimum, participant may borrow from their fund accounts				1,000
Maximum, participant may borrow from their fund accounts				$ 50,000
Maximum, participant may borrow from their fund accounts, percentage				50.00%
Notes receivable from participants, description				Participants may borrow from their fund accounts, a minimum of $1,000 up to a maximum of lesser of $50,000 or 50% of their vested account balance, reduced by the highest outstanding loan balance in the participant’s account during the prior twelve month period. The notes are secured by the balance in the participant’s account. All notes shall bear a reasonable rate of interest as determined by the Plan Administrator based on the prevailing interest rates charged by persons in the business of lending money for notes which would be made under similar circumstances. Principal and interest is paid ratably through payroll deductions over a period not to exceed five years, unless the proceeds of the note were used to acquire the participant’s residence, in which case the note terms can range up to 10 years. A participant may have no more than one outstanding note at any one time.
Terminated participant balance				$ 1,000
Payment of benefits, description				Participants may elect to receive a lump-sum amount equal to the value of their vested interest upon retirement, termination of service, death or disability. A terminated participant with a balance of less than $1,000 may be automatically paid out by the Plan upon termination. Any terminated participants with a balance between $1,000 and $7,000 can still be automatically paid out if their balance is rolled into a qualified Individual Retirement Account. Distributions may be made at the participant’s election prior to termination upon attainment of age 59 ½ or hardship as defined in the Plan document.
Vested in Employer contributions				100.00%
Maximum
EBP, Description of Plan [Line Items]
Note terms				10 years
Terminated participant balance				$ 7,000
Minimum
EBP, Description of Plan [Line Items]
Terminated participant balance				1,000
Forfeited Non-Vested Accounts
EBP, Description of Plan [Line Items]
Forfeited non-vested accounts used to pay administrative expenses of the Plan				95,126
Forfeited non-vested accounts used to reduce employer matching contributions				$ 11,481
SMR Contributions Union Employees
EBP, Description of Plan [Line Items]
Employer matches participant contributions, percentage				50.00%
Maximum employer match percentage of compensation				1.00%
Nonelective Employer contribution, percentage				3.00%
SMR Contributions Union Employees | Maximum
EBP, Description of Plan [Line Items]
Percentage of compensation				2.00%
SMR Contributions Non-Union Employees | First 3% of Employee Contributions
EBP, Description of Plan [Line Items]
Employer matches participant contributions, percentage				100.00%
Percentage of compensation				3.00%
SMR Contributions Non-Union Employees | Next 2% of Employee Contributions
EBP, Description of Plan [Line Items]
Employer matches participant contributions, percentage				50.00%
Percentage of compensation				2.00%
Maximum employer match percentage of compensation				4.00%
PPR Union Employee Contributions
EBP, Description of Plan [Line Items]
Nonelective Employer contribution, percentage				3.00%
Additional Employer Match on union employee participant contributions into the Plan				0.00%
Non-Union PPR Employees
EBP, Description of Plan [Line Items]
Employer matches participant contributions, percentage				50.00%
Percentage of compensation				6.00%
Maximum employer match percentage of compensation				3.00%